TIAA-CREF Short-Term Bond Fund
TIAA-CREF Short-Term Bond Fund

TIAA-CREF SHORT-TERM BOND FUND
(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1
dated November 22, 2013
to the Fund’s Prospectus dated August 1, 2013

CHANGE TO THE FUND’S BENCHMARK INDEX

Effective January 1, 2014, the Fund’s benchmark index will change from the Barclays U.S. 1-5 Year Government/Credit Bond Index to the Barclays U.S. 1-3 Year Government/Credit Bond Index. Therefore, the second paragraph of the section entitled “Principal Investment Strategies” set forth on page 4 of the Prospectus should be replaced in its entirety with the following:

“Effective January 1, 2014, the Fund’s benchmark index will change from the Barclays U.S. 1-5 Year Government/Credit Bond Index (the “Barclays 1-5 Year Index”) to the Barclays U.S. 1-3 Year Government/Credit Bond Index (the “Barclays 1-3 Year Index”). As of October 1, 2013, the duration of the Barclays 1-5 Year Index was 2.72 years and the duration of the Barclays 1-3 Year Index was 1.95 years. Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges between one and three years. The Fund also has a policy of maintaining a dollar weighted average maturity of portfolio holdings of no more than three years.”

Additionally, the following section should be added immediately after the section entitled “Barclays U.S. 1-5 Year Government/Credit Bond Index” on pages 13-14 of the Prospectus:

“BARCLAYS U.S. 1-3 YEAR GOVERNMENT/CREDIT BOND INDEX

Effective January 1, 2014, the new benchmark index for the Short-Term Bond Fund will be the Barclays 1-3 Year Index. The Barclays 1-3 Year Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1-3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

The Short-Term Bond Fund is adopting the Barclays 1-3 Year Index as its new benchmark for a number of reasons. The portfolio maturity of the former benchmark, the Barclays 1-5 Year Index, has lengthened over time and the Barclays 1-3 Year Index is now more consistent with the Fund’s policy of maintaining a dollar weighted average portfolio maturity of no more than three years. Additionally, the Advisor believes that the Barclays 1-3 Year Index is a more representative measure of the performance of a short-term bond portfolio and is more widely used by short-term bond investors.”